SHARE BASED COMPENSATION - Fixed stock options (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Y Options shares	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€) Y Options shares	Dec. 31, 2020 EUR (€) $ / shares
SHARE BASED COMPENSATION
Issuance of share capital upon exercise of stock options	€ 636		€ 18
Cash proceeds upon exercise of fixed stock options	636		18
FSO Options
SHARE BASED COMPENSATION
Share-based compensation charge	€ 1,623		€ 2,159
Granted (in shares) | Options	1,141,364		818,858
Granted (in CAD per share) | $ / shares		$ 13.65		$ 7.28
Fair value of options granted	€ 5,422	$ 5,422	€ 2,234	$ 2,234
Expected dividend yield (%)	0.00%		0.00%
Forfeiture rate (%)	0.0		0.0
Issuance of share capital upon exercise of stock options (in shares) | shares	132,220		11,667
Issuance of share capital upon exercise of stock options	€ 347		€ 9
Cash proceeds upon exercise of fixed stock options	€ 636		€ 18
FSO Options | Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)	63.40%		65.00%
Risk-free interest rate (%)	0.80%		0.20%
Expected life of options (years) | Y	4.5		0.9
Share price (CAD) | $ / shares		$ 6.88		$ 3.00
FSO Options | Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)	64.30%		85.80%
Risk-free interest rate (%)	1.30%		0.40%
Expected life of options (years) | Y	5.0		5.0
Share price (CAD) | $ / shares		$ 14.04		$ 8.20